Note 20 - Borrowings - Borrowings by Currency and Rate (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 315,739	$ 40,880
Borrowings	303,268	781,272
United States of America, Dollars | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	17,936	18,370
Borrowings	2,322	274,799
United States of America, Dollars | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	274,600
Borrowings	67,823	17,092
Saudi Arabia, Riyals | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	20,902	16,106
Borrowings	38,750	24,797
Saudi Arabia, Riyals | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	37,776	35,666
Euro Member Countries, Euro | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,828	5,108
Borrowings	3,886	3,772
Euro Member Countries, Euro | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	473	1,296
Borrowings	1,015	80
Mexico, Pesos | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	147,997	424,964
Argentina, Pesos | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	3,699	86
Other currency [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 16